ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	Mar. 31, 2019	Mar. 31, 2018
Capital Unit [Line Items]
Partners Capital Account Units Issued	83,651,080	83,651,080
Partners Capital Account Units Outstanding	83,048,603	83,175,478
Series Twenty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,866,700	3,866,700
Partners Capital Account Units Outstanding	3,828,200	3,829,200
Series Twenty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	1,892,700	1,892,700
Partners Capital Account Units Outstanding	1,879,500	1,879,500
Series Twenty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,564,400	2,564,400
Partners Capital Account Units Outstanding	2,550,145	2,550,645
Series Twenty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,336,727	3,336,727
Partners Capital Account Units Outstanding	3,303,327	3,303,327
Series Twenty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,169,878	2,169,878
Partners Capital Account Units Outstanding	2,150,053	2,152,753
Series Twenty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,026,109	3,026,109
Partners Capital Account Units Outstanding	3,016,809	3,016,809
Series Twenty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,995,900	3,995,900
Partners Capital Account Units Outstanding	3,956,674	3,965,400
Series Twenty Seven [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,460,700	2,460,700
Partners Capital Account Units Outstanding	2,431,350	2,443,900
Series Twenty Eight [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,000,738	4,000,738
Partners Capital Account Units Outstanding	3,979,139	3,984,138
Series Twenty Nine [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,991,800	3,991,800
Partners Capital Account Units Outstanding	3,942,925	3,955,225
Series Thirty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,651,000	2,651,000
Partners Capital Account Units Outstanding	2,621,200	2,621,200
Series Thirty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,417,857	4,417,857
Partners Capital Account Units Outstanding	4,375,757	4,382,757
Series Thirty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,754,198	4,754,198
Partners Capital Account Units Outstanding	4,724,298	4,736,198
Series Thirty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,636,533	2,636,533
Partners Capital Account Units Outstanding	2,621,433	2,626,533
Series Thirty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,529,319	3,529,319
Partners Capital Account Units Outstanding	3,496,419	3,509,919
Series Thirty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,300,463	3,300,463
Partners Capital Account Units Outstanding	3,277,913	3,279,913
Series Thirty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,106,838	2,106,838
Partners Capital Account Units Outstanding	2,083,704	2,092,704
Series Thirty Seven [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,512,500	2,512,500
Partners Capital Account Units Outstanding	2,489,100	2,489,100
Series Thirty Eight [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,543,100	2,543,100
Partners Capital Account Units Outstanding	2,536,200	2,538,700
Series Thirty Nine [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,292,151	2,292,151
Partners Capital Account Units Outstanding	2,288,351	2,288,351
Series Forty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,630,256	2,630,256
Partners Capital Account Units Outstanding	2,611,356	2,621,756
Series Forty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,891,626	2,891,626
Partners Capital Account Units Outstanding	2,872,426	2,874,926
Series Forty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,744,262	2,744,262
Partners Capital Account Units Outstanding	2,722,862	2,732,262
Series Forty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,637,987	3,637,987
Partners Capital Account Units Outstanding	3,627,487	3,629,487
Series Forty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,701,973	2,701,973
Partners Capital Account Units Outstanding	2,689,173	2,693,973
Series Forty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,014,367	4,014,367
Partners Capital Account Units Outstanding	4,007,167	4,008,167
Series Forty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,980,998	2,980,998
Partners Capital Account Units Outstanding	2,965,635	2,968,635